Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Cost	$ 12,638.9	$ 10,153.6
Accumulated depreciation	(3,259.3)	(2,996.7)
Net book value	9,379.6	7,156.9
Vessels
Property Plant And Equipment [Line Items]
Cost	12,072.4	9,610.7
Accumulated depreciation	(3,028.5)	(2,805.6)
Net book value	9,043.9	6,805.1
Equipment and other
Property Plant And Equipment [Line Items]
Cost	566.5	542.9
Accumulated depreciation	(230.8)	(191.1)
Net book value	$ 335.7	$ 351.8